CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Expenses
Accounting and legal fees	$ 207,000	$ 196,373	$ 138,690
Depreciation	0	140	412
Investor relations and shareholder information	517,551	550,196	83,654
Office facilities and administrative services	18,000	18,000	18,000
Office expenses	13,469	19,134	18,851
Property investigation expenses	53,953	9,965	1,592
Share-based payments	202,304	0	162,208
Transfer agent, listing and filing fees	47,721	41,775	23,457
Travel	3,054	18,879	8,470
Wages, benefits and consulting fees	193,848	113,703	143,106
Operating Expenses	(1,256,900)	(968,165)	(598,440)
Interest income and other income	1,187	1,888	7,228
Flow-through share premium recovery	349,676	21,459	149,658
Foreign exchange (loss)	(24,618)	(23,788)	(4,311)
Gain (loss) on disposal of equipment	0	(198)	8,635
Write-off of investment in associates - royalty interest	0	0	(560,139)
Write-down of exploration and evaluation assets	(8,469)	(87,338)	0
Net Income (Loss) Attributable to Parent	(939,124)	(1,056,142)	(997,369)
Other comprehensive income (loss)
Exchange difference arising on the translation of foreign subsidiary	(20,694)	2,380	(6,519)
Total comprehensive loss for the year	$ (959,818)	$ (1,053,762)	$ (1,003,888)
Basic and diluted loss per common share	$ (0.01)	$ (0.01)	$ (0.02)
Weighted average number of common shares outstanding - basic and diluted	139,269,888	96,348,048	61,804,273